Subordinated Debt - Summary of Maturities of Subordinated Debt and Repayment (Parenthetical) (Detail) $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2020 CAD ($) $ / shares	Oct. 31, 2019 CAD ($)	Nov. 02, 2020 CAD ($)	Oct. 31, 2020 USD ($)	Oct. 31, 2019 USD ($)
Subordinated Liabilities [Line Items]
Face value	$ 6,789,847	$ 6,555,375
Subordinated debt [member]
Subordinated Liabilities [Line Items]
Increase (Decrease) in Subordinated Long Term Debt	$ 119	(20)
Bottom of range [member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Common stock conversion price | $ / shares	$ 5.00
Series H Medium Term Notes Second Tranche [member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Face value	$ 1,000	1,000	$ 1,000
Interest rate	3.34%			3.34%
Three point eight zero three percentage Subordinated Notes due 2032 [Member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Face value				$ 1,250	$ 1,250
Interest rate	3.80%			3.80%
Four point three three eight percentage Subordinated Notes due 2028[Member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Face value				$ 850	$ 850
Interest rate	4.34%			4.34%
Series J Medium Term Notes Second Tranche [Member] | Subordinated debt [member]
Subordinated Liabilities [Line Items]
Face value	$ 1,250	$ 1,250
Interest rate	2.08%			2.08%